Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of other provisions [abstract]
Sundry creditors			$ 1,018	$ 482
Derivative financial instruments			930	802
Total	$ 98		$ 1,948	$ 1,284	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18